Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,487,795	$ 2,736,323
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 105,762	$ 34,062
Percent of Total	3.03%	1.24%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 342,757	$ (43,706)
Percent of Total	9.83%	(1.60%)
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 18,172	$ 246,223
Percent of Total	0.52%	9.00%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,804,081	$ 157,600
Percent of Total	51.73%	5.76%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 25,696	$ 48,513
Percent of Total	0.74%	1.77%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 328,773	$ 119,423
Percent of Total	9.43%	4.36%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 178,170	$ 9,082
Percent of Total	5.11%	0.33%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ 6,236
Percent of Total		0.23%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (62,154)	$ (34,375)
Percent of Total	(1.78%)	(1.26%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (29,479)	$ (93,120)
Percent of Total	(0.85%)	(3.40%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (3,172)	$ (7,212)
Percent of Total	(0.09%)	(0.26%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 11,387	$ 44,915
Percent of Total	0.33%	1.64%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (80,833)	$ 21,657
Percent of Total	(2.32%)	0.79%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (25,346)	$ (13,386)
Percent of Total	(0.73%)	(0.49%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 873,981	$ 2,240,411
Percent of Total	25.05%	81.89%